Accrued Expenses and Other Current Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
Accrued litigation provision	$ 1,653,032	$ 2,079,671	$ 2,077,753	$ 2,683,968
Accrued professional service fees	1,604,240	1,720,454
Accrued welfare benefits	1,289,157	1,462,926
Accrued payroll	452,583	659,870
Indirect taxes payable	297,293	400,602
Advances from customers	191,022	26,920
Other accrued expenses	492,837	837,187
Accrued expenses and other current liabilities	$ 5,980,164	$ 7,187,630